UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1.  Schedule of Investments.

CHOU EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (Unaudited)

Shares	Security Description	Value

Common Stock - 60.5%
Communications - 14.9%
40,000	UTStarcom, Inc. (a)	$86,800

Consumer Discretionary - 16.2%
4,800	Office Depot, Inc. (a)	22,080
1,000	Sears Holdings Corp. (a)	72,140
		94,220
Consumer Staples - 22.0%
10,000	King Pharmaceuticals, Inc. (a)	99,600
4,200	MannKind Corp. (a)(b)	28,392
		127,992
Energy - 3.9%
4,000	SandRidge Energy, Inc. (a)	22,720

Information Technology - 3.5%
1,600	Dell, Inc. (a)	20,736

Total Common Stock (Cost $298,074)	352,468

Warrants - 6.7%
3,000	Bank of America Corp. (a)	19,470
2,500	Wells Fargo & Co. (a)	19,725

Total Warrants (Cost $41,810)	39,195

Total Investments in Securities - 67.2% (Cost $339,884)*	391,663

Contracts	Security Description	Strike Price	Exp. Date	Value

Call Options Written - (0.9)%
(42)	MannKind Corp. (Premiums Received $(4,873))	10.00	02/11	(5,502)

Total Call Options Written – (0.9)% (Premiums Received $(4,873))*	$(5,502)

Other Assets & Liabilities, Net – 33.7%	196,277
Net Assets – 100.0%	$582,438

(a) Non-income producing security.
(b) Subject to call option written by the Fund.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$54,869
Gross Unrealized Depreciation	(3,719)
Net Unrealized Appreciation	$51,150

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

	Level 1	Level 2	Level 3	Total
Investments At Value:
Investments in Securities	$391,663	$-	$-	$391,663
Other Financial Instruments**	(5,502)	-	-	(5,502)
Total Investments at Value	$386,161	$-	$-	$386,161

The Level 1 inputs displayed in this table are Common Stock, Warrants and Call Options Written.  Refer to the Schedule of Investments for a further breakout of each security type.

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Secturities, such as call options written, which are valued at their market value at period end date.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (Unaudited)

Principal	Security Description	Rate	Maturity	Value

Corporate Convertible Bonds - 28.0%
Consumer Staples - 4.5%
$37,000	MannKind Corp.	3.75%	12/15/13	$24,975

Financials - 23.5%
300,000	CompuCredit Holdings Corp.	5.88	11/30/35	128,625

Total Corporate Convertible Bonds (Cost $145,627)	153,600

Corporate Non-Convertible Bonds - 21.3%
Materials - 21.3%
267,000	Abitibi-Consolidated, Inc. (a)	8.85	08/01/30	34,710
100,000	Catalyst Paper Corp. (b)	11.00	12/15/16	81,750
				116,460

Total Corporate Non-Convertible Bonds (Cost $110,713)	116,460

Total Investments - 49.3% (Cost $256,340)*	$270,060

Other Assets & Liabilities, Net – 50.7%	277,407
Net Assets – 100.0%	$547,467

(a) Security is currently in default and is on scheduled interest or principal payment.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $81,750 or 14.9% of net assets.

* Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation on investments consists of:

Gross Unrealized Appreciation	$13,829
Gross Unrealized Depreciation	(109)
Net Unrealized Appreciation	$13,720

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

	Level 1	Level 2	Level 3	Total
Corporate Convertible Bonds	$-	$153,600	$-	$153,600
Corporate Non-Convertible Bonds	-	116,460	-	116,460
TOTAL	$-	$270,060	$-	$270,060

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S. M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S. M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	October 25, 2010

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	November 11, 2010